FundX ETF Aggressive Upgrader Fund
FundX ETF Aggressive Upgrader Fund
Investment Objective
The FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX ETF Aggressive Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	1.28%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.36%
Total Annual Fund Operating Expenses	[1]	2.64%
Expense Reduction/Reimbursement	[1]	(1.03%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.61%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its feesand/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap for one year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund Investor Class	164	723	1,308	2,897

Portfolio Turnover
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive Fund’s performance.  During the most recent fiscal year, the ETF Aggressive Fund’s portfolio turnover rate was 403% of the average value of its portfolio.

Principal Investment Strategies
The ETF Aggressive Fund is a fund-of-funds and as such invests at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are ETFs.  The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading

When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
• Aggressive Equity Underlying Funds
· Core Equity Underlying Funds
· Total Return Underlying Funds
· Bond Underlying Funds

Under normal market conditions, the ETF Aggressive Fund will invest predominantly (and at times exclusively) in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may provide the potential for higher reward.  Aggressive Equity Underlying Funds allow the ETF Aggressive Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The ETF Aggressive Fund is not limited in the amount of its assets it holds in Underlying Funds that focus on emerging markets.

To a lesser extent the ETF Aggressive Fund may also invest a portion of its assets in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Funds allow the Fund to participate in broader stock market leadership trends, such as rotation between value and growth stocks, small- and large-cap stocks, and domestic and international stocks.  The ETF Aggressive Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investments, the Fund may not achieve its investment objective.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the ETF Aggressive Fund entails risk.  The ETF Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the ETF Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Aggressive Fund.

•
Foreign Securities Risk – The Underlying Funds held by the ETF Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive Fund invests.  Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.  The bar chart below illustrates how the ETF Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Aggressive Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.  Updated performance is available on the ETF Aggressive Fund’s website at www.upgraderfunds.com.

FundX ETF Aggressive Upgrader Fund - UNBOX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

Average Annual Total Returns as of December 31, 2013
Average Annual Returns FundX ETF Aggressive Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	18.81%	10.29%	2.97%	Jan. 31, 2007
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	18.78%	10.25%	2.85%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	10.66%	8.19%	2.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	5.98%	Jan. 31, 2007

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.